Reclamation Bonds	12 Months Ended
Dec. 31, 2020
Disclosure of Reclamation Bonds [Abstract]
Reclamation Bonds

NOTE 4 - Reclamation Bonds

In relation to its exploration and evaluation assets, the Company has posted reclamation bonds as at December 31, 2020 of $3,499,646 (US$2,747,965) (2019 - $2,122,559 (US$1,634,040)).